Average Annual Total Returns - Class H - Dow Jones Industrial Average Fund - Class H	Since Inception	1 Year	5 Years	Inception Date	Return After Taxes on Distributions Since Inception	Return After Taxes on Distributions 1 Year	Return After Taxes on Distributions 5 Years	Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Dow Jones Industrial Average® (reflects no deduction for fees, expenses or taxes) Since Inception	Dow Jones Industrial Average® (reflects no deduction for fees, expenses or taxes) 1 Year	Dow Jones Industrial Average® (reflects no deduction for fees, expenses or taxes) 5 Years
Total	11.92%	7.49%	12.73%	Dec. 01, 2015	10.64%	5.43%	11.43%	8.89%	4.41%	9.54%	13.84%	9.72%	14.65%